Other assets-Other / Other liabilities (Tables)	6 Months Ended
Sep. 30, 2016
Other assets-Other / Other liabilities
Schedule of Other assets-Other and Other liabilities

	Millions of yen
	March 31, 2016	September 30, 2016
Other assets—Other:
Securities received as collateral	¥318,112	¥366,773
Goodwill and other intangible assets	110,532	97,928
Deferred tax assets	36,130	35,148
Investments in equity securities for other than operating purposes	130,357	230,446
Prepaid expenses	30,997	11,685
Other	348,383	420,624

Total	¥974,511	¥1,162,604

Other liabilities:
Obligation to return securities received as collateral	¥318,112	¥366,773
Accrued income taxes	32,947	27,122
Other accrued expenses and provisions	389,338	304,203
Other(1)	460,250	432,084

Total	¥1,200,647	¥1,130,182

(1)	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. The amounts of carrying values were ¥242,496 million and ¥230,163 million and estimated fair values were ¥244,246 million and ¥231,572 million, as of March 31, 2016 and as of September 30, 2016, respectively. Fair value is estimated by discounting future cash flows and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.